Retail | VANGUARD EXPLORER FUND
Fund Summary
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.
Shareholder Fees <br/><br/>(Fees paid directly from your investment)
Shareholder Fees - Retail - VANGUARD EXPLORER FUND - USD ($)		Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases		none	none
Purchase Fee		none	none
Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fee		none	none
Account Service Fee (for certain fund account balances below $10,000)	[1]	$ 20	$ 20
[1]	/year

Annual Fund Operating Expenses <br/><br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail - VANGUARD EXPLORER FUND		Investor Shares	Admiral Shares
Management Fees		0.42%	0.31%
12b-1 Distribution Fee		none	none
Other Expenses		0.02%	0.01%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	0.46%	0.34%
[1]	Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail - VANGUARD EXPLORER FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	47	148	258	579
Admiral Shares	35	109	191	431

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests mainly in the stocks of small and mid-size companies. These companies tend to be unseasoned but are considered by the Fund’s advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of stocks for the Fund.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from small- and mid-capitalization growth stocks will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. The stock prices of small and mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the information technology sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Explorer Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.79% (quarter ended June 30, 2009), and the lowest return for a quarter was –21.06% (quarter ended September 30, 2011).
Average Annual Total Returns for Periods Ended December 31, 2018
Average Annual Total Returns - Retail - VANGUARD EXPLORER FUND	1 Year	5 Years	10 Years
Investor Shares	(2.50%)	6.00%	14.22%
Investor Shares | Return After Taxes on Distributions	(5.09%)	3.35%	12.43%
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares	(0.15%)	4.23%	11.65%
Admiral Shares	(2.39%)	6.14%	14.39%
Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)	(7.47%)	6.19%	14.76%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.